Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease expense	$ 22,268	$ 20,488
Variable lease expense, including non-lease components	13,003	15,165
Total lease expense	$ 35,271	$ 35,653